Cash flow information - Total cash out flow for leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flow information
Within operating cash flows	¥ (31,502)	¥ (32,007)	¥ (28,852)
Within financing cash flows	(215,762)	(193,827)	(166,781)
Total cash out flow for leases	¥ (247,264)	¥ (225,834)	¥ (195,633)